Patents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Patent intangible assets consist of the following at March 31, 2014:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Amortizable intangible assets:

Patents	8.9	$9,455,585	$(585,990)	$8,869,595

Total intangible assets		$9,455,585	$(585,990)	$8,869,595

Patent intangible assets consist of the following at December 31, 2013:

	Weighted	Gross
	Average	Carrying	Accumulated	Net Carrying
	Useful Life	Amount	Amortization	Amount
Amortizable intangible assets:
Patents	8.6	$9,455,585	$(293,176)	$9,162,409
Total intangible assets		$9,455,585	$(293,176)	$9,162,409